Land use right, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net [Abstract]
Land Use Right Disclosure
13.	Land use right, net

Land use right consists of the following:

December 31, 2017
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(91,824)

Land use right, net	1,832,739

Amortization expense for the years ended December 31, 2016 and 2017 were RMB43,915 and RMB47,909, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets

2018	48,096
2019	48,096
2020	48,096
2021	48,096
2022	48,096